March 5, 2002


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Investment Trust -(the "Trust")
           -John Hancock Sovereign Investors Fund, John Hancock Large Cap Equity Fund, John Hancock Balanced Fund, John Hancock Fundamental Value Fund and John Hancock Strategic Growth Fund (the "Funds")

         File No.  811-0560 and 2-1-156


         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated March 1, 2002 for the above-captioned registrants that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,


/s/Marilyn Lutzer
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Marilyn Lutzer